Note 6 - Long Term Debt: The Following Summarizes The Notes Payable At (Tables)	9 Months Ended
Jul. 31, 2014
Tables/Schedules
The Following Summarizes The Notes Payable At:

The following summarizes the notes payable at:

	July 31, 2014	October 31, 2013

Convertible promissory note	$248,895	$248,895
Debt Discount, net of amortization	--	(19,516)
Convertible promissory note	--	70,000
Installment loan	15,144	18,457
	264,039	317,836
Current portion long term debt (Current portion of long term debt)	(4,864)	(4,692)
Current portion promissory notes (Notes payable)	(248,895)	(299,379)
Long term debt	$10,280	$13,765